CAPITAL AND FINANCIAL RISK MANAGEMENT - Gold and silver price risk management (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Gold and silver price risk
Capital and financial risk management
Derivatives to hedge metal sales	$ 0	$ 0